TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY	TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity	ML of New York Variable Annuity
Separate Account D	Separate Account D
Supplement Dated October 15, 2010	Supplement Dated October 15, 2010
to the	to the
Prospectus For	Prospectus For
INVESTOR CHOICE (IRA SERIES)	INVESTOR CHOICE (IRA SERIES)
(Dated May 1, 2010)	(Dated May 1, 2010)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY	TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY OF NEW YORK
Merrill Lynch Life Variable Annuity	ML of New York Variable Annuity
Separate Account D	Separate Account D
Supplement Dated October 15, 2010	Supplement Dated October 15, 2010
to the	to the
Prospectus For	Prospectus For
IRA ANNUITY	IRA ANNUITY
(Dated May 1, 2010)	(Dated May 1, 2005)

This supplement updates the Prospectuses for Contracts listed above issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York.
Effective on or about the close of business October 8, 2010 (“Merger Date”), the following fund merged:

OLD FUND		NEW FUND

Delaware Trend Fund	Merged into	Delaware Smid Cap Growth Fund

No action is necessary on your part if you want to remain invested in the New Fund. If you do not wish to remain allocated to the New Fund, you may generally transfer your policy value allocated in this New Fund to any other subaccount listed in your Prospectus. However, please note that there may be negative consequences and you may lose certain benefits if your transfer or updated investment allocation violates any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging, asset rebalancing or guaranteed withdrawal benefits).
If you reallocate your policy value to another subaccount from the Delaware Smid Cap Growth Fund, you will not be charged for the transfer from that New Fund to another available subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.